Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Other Intangible Assets

The components of other intangible assets were as follows (in millions):

	Amortizable Life	Weighted Average Remaining Life	September 30, 2015				December 31, 2014
			Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	9 years	$207.0	$(75.0)	$(2.0)	$130.0	$142.7
Trademarks	5 years	—	0.6	(0.6)	—	—	0.1
Trademarks	Indefinite	Indefinite	109.1	—	—	109.1	109.1
Integrated software system	5 years	Less than 1 year	7.7	(7.0)	—	0.7	1.8

			$324.4	$(82.6)	$(2.0)	$239.8	$253.7

Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2015	$4.0	$0.4
2016	16.1	0.3
2017	16.1	—
2018	16.1	—
2019	16.1	—